CONSOLIDATED STATEMENTS OF (LOSS) INCOME AND COMPREHENSIVE (LOSS) INCOME - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Expenses
Professional fees	$ 44,323	$ 50,952	$ 24,374
Employee benefits	137,673	142,971	154,826
Rent	0	0	55,602
Shareholder's information	14,375	11,304	18,596
General and administrative expenses	12,996	13,502	23,602
Accretion expense	0	898	896
Allowance for doubtful accounts	15,282	0	0
Net operating loss	(224,649)	(219,627)	(277,896)
Interest income	7,196	2	8
Foreign exchange gain (loss)	12,808	(2,058)	6,605
Writeback / adjustment of accounts payable and accrued liabilities	0	288,274	13,370
Net (loss) income and comprehensive (loss) income	$ (204,645)	$ 66,591	$ (257,913)
Net (loss) income and comprehensive (loss) income per share - basic	$ (0.01)	$ 0	$ (0.01)
Net (loss) income and comprehensive (loss) income per share - diluted	$ (0.01)	$ 0	$ (0.01)
Weighted average number of shares - basic	38,906,742	38,906,742	38,906,742
Weighted average number of shares - diluted	38,906,742	38,906,742	38,906,742